Impairment charges on property, plant, and equipment	12 Months Ended
Dec. 31, 2023
Impairment of Property, Plant, and Equipment [Abstract]
Impairment charges on property, plant, and equipment	Impairment charges on property, plant, and equipment:
During the year ended December 31, 2023, the Corporation recognized impairment charges on property, plant, and equipment of $967,000 (2022 - $7,000).
During the year ended December 31, 2023, the Corporation decided to suspend investment in a planned facility in China . As a result of this decision, the Corporation will not be able to recover any costs totalling $936,000 as the plant was still in the design phase and the costs incurred are not directly transferable to any other planned location. Consequently, the Corporation recognized property, plant and equipment impairment charges of $936,000 during the year ended December 31, 2023.

During the year ended December 31, 2023, the Corporation also recorded an impairment loss of $31,000 (2022 - $7,000) for production and test equipment that was never placed in service and was determined not required to support the Corporation's future manufacturing or testing capabilities.